Share Capital (Details) - Schedule of changes in number of options granted - Employees and directors [Member] - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of options outstanding		721,361	512,615		385,115
Weighted average exercise price Options outstanding	[1]	$ 4.38	$ 15.09		$ 17.68
Number of options Granted		512,622	531,390		156,000
Weighted average exercise price Granted		$ 10.33	$ 5.09	[1]	$ 7.55	[1]
Exercised		(20,245)	(6,076)
Exercised		$ 4.13	$ 1.30	[1]		[1]
Number of options Expired			(11,891)		(2,500)
Weighted average exercise price Expired	[1]		$ 23.83		$ 24.01
Number of options Forfeited		(14,961)	(304,677)		(26,000)
Weighted average exercise price Forfeited		$ 7.93	$ 5.84	[1]	$ 7.42	[1]
Number of options outstanding		1,198,777	721,361		512,615
Weighted average exercise price Options outstanding		$ 6.88	$ 4.38	[1]	$ 15.09	[1]
Number of options exercisable		477,611	310,093		211,906
Weighted average exercise price Options exercisable		$ 4.25	$ 4.02	[1]	$ 20.28	[1]

[1]	After repricing- see Note 9 - (B)(2)(a).